                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     5.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07870

                     Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Real Estate Shares

 Schedule of Investments 3/31/2011 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.3%

 Consumer Services - 2.8%

 Hotels, Resorts & Cruise Lines - 2.8%

 80,800

 Pebblebrook Hotel Trust

 $

 1,789,720

 41,900

 Starwood Hotels & Resorts Worldwide, Inc. (b)

 2,435,228

 $

 4,224,948

 Total Consumer Services

 $

 4,224,948

 Real Estate - 95.5%

 Diversified Real Estate Investment Trusts - 8.7%

 42,069

 American Assets Trust, Inc.

 $

 894,808

 13,800

 Excel Trust, Inc.

 162,702

 117,000

 Liberty Property Trust (b)

 3,849,300

 92,500

 Retail Opportunity Investment Corp.

 1,011,950

 80,000

 Vornado Realty Trust

 7,000,000

 $

 12,918,760

 Industrial Real Estate Investment Trusts - 7.0%

 103,600

 AMB Property Corp. (b)

 $

 3,726,492

 301,300

 DCT Industrial Trust, Inc. (b)

 1,672,215

 121,300

 Dupont Fabros Technology, Inc. (b)

 2,941,525

 135,500

 First Potomac Realty Trust

 2,134,125

 $

 10,474,357

 Office Real Estate Investment Trusts - 13.5%

 27,200

 Alexandria Real Estate Equities, Inc.

 $

 2,120,784

 130,900

 BioMed Property Trust, Inc.

 2,489,718

 79,300

 Boston Properties, Inc. (b)

 7,521,605

 30,700

 Coresite Realty Corp.

 486,288

 19,000

 Corporate Office Properties Trust

 686,660

 26,900

 Digital Realty Trust, Inc. (b)

 1,563,966

 103,900

 Kilroy Realty Corp.

 4,034,437

 62,300

 Piedmont Office Realty Trust, Inc. (b)

 1,209,243

 $

 20,112,701

 Real Estate Operating Companies - 0.8%

 63,900

 Brookfield Properties Corp. (b)

 $

 1,132,308

 Residential Real Estate Investment Trusts - 17.9%

 21,300

 American Campus Communities, Inc. (b)

 $

 702,900

 63,000

 AvalonBay Communities, Inc. * (b)

 7,565,040

 66,000

 Camden Property Trust * (b)

 3,750,120

 68,500

 Campus Crest Communities, Inc.

 810,355

 27,500

 Equity Lifestyle Properties, Inc.

 1,585,375

 192,600

 Equity Residential Property Trust (b)

 10,864,566

 11,300

 Essex Property Trust, Inc. (b)

 1,401,200

 $

 26,679,556

 Retail Real Estate Investment Trusts - 23.4%

 160,400

 Developers Diversified Realty Corp. (b)

 $

 2,245,600

 54,500

 Federal Realty Investment Trust (b)

 4,445,020

 224,400

 Kite Realty Group Trust

 1,191,564

 56,900

 National Retail Properties (b)

 1,486,797

 85,800

 Ramco-Gershenson Properties Trust

 1,075,074

 12,000

 Realty Income Corp. (b)

 419,400

 85,900

 Regency Centers Corp. (b)

 3,734,932

 135,700

 Simon Property Group

 14,541,612

 11,400

 Taubman Centers, Inc. (b)

 610,812

 103,000

 The Macerich Co. (b)

 5,101,590

 $

 34,852,401

 Specialized Real Estate Investment Trusts - 24.2%

 56,500

 Entertainment Properties Trust (b)

 $

 2,645,330

 182,600

 Extra Space Storage Inc.

 3,781,646

 166,400

 HCP Inc.

 6,313,216

 29,600

 HealthCare REIT, Inc. (b)

 1,552,224

 308,400

 Host Hotels & Resorts Inc.

 5,430,924

 136,600

 Nationwide Health Properties, Inc.

 5,809,598

 135,100

 Omega Healthcare Investors (b)

 3,018,134

 67,000

 Public Storage, Inc. (b)

 7,430,970

 $

 35,982,042

 Total Real Estate

 $

 142,152,125

 TOTAL COMMON STOCKS

 $

 146,377,073

 (Cost  $77,821,528)

 Principal

 Amount ($)

 TEMPORARY CASH INVESTMENTS - 22.4%

 Securities Lending Collateral  - 22.4% (c)

 Certificates of Deposit:

 953,286

 Bank of Nova Scotia, 0.31%, 9/29/11

 $

 953,286

 667,300

 BBVA Group NY, 1.05%, 7/26/11

 667,300

 953,286

 BNP Paribas Bank NY, 0.34%, 5/9/11

 953,286

 953,286

 Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11

 953,286

 953,286

 DnB NOR Bank ASA NY, 0.24%, 6/7/11

 953,286

 476,622

 National Australia Bank NY, 0.32%, 10/19/11

 476,622

 953,286

 Nordea NY, 0.3%, 4/13/11

 953,286

 953,286

 RoboBank Netherland NV NY, 0.33%, 8/8/11

 953,286

 953,286

 Royal Bank of Canada NY, 0.38%, 12/2/11

 953,286

 953,286

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 953,286

 476,643

 SOCGEN NY, 0.25%, 4/11/11

 476,643

 381,315

 SOCGEN NY, 0.37%, 6/10/11

 381,315

 953,286

 Svenska NY, 0.28%, 5/12/11

 953,286

 953,286

 Westpac Banking Corp. NY, 0.38%, 12/6/11

 953,286

 $

 11,534,740

 Commercial Paper:

 381,314

 American Honda Finance, 0.35%, 1/11/12

 $

 381,314

 381,972

 American Honda Finance, 1.06%, 6/20/11

 381,972

 349,646

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 349,646

 381,093

 BBVLON, 0.55%, 5/9/11

 381,093

 571,835

 BBVLON, 0.43%, 4/21/11

 571,835

 952,730

 BCSFUN, 0.25%, 6/24/11

 952,730

 857,641

 CBAPP, 0.26%, 5/23/11

 857,641

 969,277

 Caterpillar Financial Services Corp., 1.06%, 6/24/11

 969,277

 953,318

 Federal Home Loan Bank, 0.31%, 6/1/11

 953,318

 95,313

 General Electric Capital Corp., 0.39%, 6/6/11

 95,313

 476,681

 General Electric Capital Corp., 0.39%, 4/28/11

 476,681

 762,417

 HSBC, 0.25%, 5/11/11

 762,417

 457,948

 JPMorgan Chase & Co., 0.43%, 12/21/11

 457,948

 334,172

 JPMorgan Chase & Co., 1.06%, 6/13/11

 334,172

 476,445

 NABPP, 0.25%, 6/1/11

 476,445

 762,011

 NORDNA, 0.27%, 7/18/11

 762,011

 762,580

 PARFIN, 0.23%, 4/11/11

 762,580

 476,094

 SANCPU, 0.68%, 6/1/11

 476,094

 571,930

 SANCPU, 0.44%, 4/7/11

 571,930

 571,079

 SANCPU, 0.73%, 6/17/11

 571,079

 476,580

 SOCNAM, 0.37%, 4/14/11

 476,580

 476,486

 SOCNAM, 0.37%, 5/3/11

 476,486

 953,286

 Toyota Motor Credit Corp., 0.38%, 9/8/11

 953,286

 571,890

 VARFUN, 0.27%, 4/20/11

 571,890

 286,288

 Wachovia, 0.46%, 3/1/12

 286,288

 381,484

 Wachovia, 0.43%, 10/15/11

 381,484

 190,808

 Wells Fargo & Co., 0.39%, 1/24/12

 190,808

 $

 14,882,318

 Tri-party Repurchase Agreements:

 488,788

 Barclays Capital Plc, 0.12%, 4/1/11

 $

 488,788

 1,906,572

 HSBC Bank USA NA, 0.13%, 4/1/11

 1,906,572

 1,429,929

 RBS Securities, Inc., 0.12%, 4/1/11

 1,429,929

 $

 3,825,289

 Shares

 Money Market Mutual Funds:

 1,525,258

 Dreyfus Preferred Money Market Fund

 $

 1,525,258

 1,525,258

 Fidelity Prime Money Market Fund

 1,525,258

 $

 3,050,516

 Total Securities Lending Collateral

 $

 33,292,863

 (Cost  $33,292,863)

 TOTAL INVESTMENT IN SECURITIES - 120.7%

 (Cost  $111,114,391) (a)

 $

 179,669,936

 OTHER ASSETS AND LIABILITIES - (20.7) %

 $

 (30,768,207)

 TOTAL NET ASSETS - 100.0%

 $

 148,901,729

 *

 Non-income producing security.

 (a)

 At March 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $117,011,212 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 63,658,993

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,000,269)

 Net unrealized gain

 $

 62,658,724

 (b)

 At March 31, 2011, the following securities were out on loan:

 Shares

 Security

 Value

           24,600

 AMB Property Corp.

 $

            897,900

           18,400

 American Campus Communities, Inc.

            607,200

           15,400

 AvalonBay Communities, Inc. *

         1,849,232

             4,300

 Boston Properties, Inc.

            407,855

           26,400

 Brookfield Properties Corp.

            466,434

           40,600

 Camden Property Trust *

         2,306,892

         230,700

 DCT Industrial Trust, Inc.

         1,280,385

         158,750

 Developers Diversified Realty Corp.

         2,222,500

           26,590

 Digital Realty Trust, Inc.

         1,545,943

         120,000

 Dupont Fabros Technology, Inc.

         2,910,000

           44,900

 Entertainment Properties Trust

         2,102,218

             3,700

 Equity Residential Property Trust

            208,717

           11,100

 Essex Property Trust, Inc.

         1,376,400

                800

 Federal Realty Investment Trust

              65,248

           14,800

 HealthCare REIT, Inc.

            776,112

           85,000

 Liberty Property Trust

         2,796,500

         101,950

 The Macerich Co.

         5,049,584

           56,300

 National Retail Properties

         1,471,119

           25,200

 Omega Healthcare Investors

            562,968

           60,000

 Piedmont Office Realty Trust, Inc.

         1,164,600

             3,600

 Public Storage, Inc.

            399,276

           11,800

 Realty Income Corp.

            412,410

           30,200

 Regency Centers Corp.

         1,313,096

             1,000

 Starwood Hotels & Resorts Worldwide, Inc.

              58,120

           10,500

 Taubman Centers, Inc.

            562,590

 Total

 $

       32,813,299

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

     credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March

 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
146,377,073

$
-

$
-

$
146,377,073

 Temporary Cash Investments

-

30,242,347

-

30,242,347

 Money Market Mutual Funds

3,050,516

-

-

3,050,516

 Total

$
149,427,589

$
30,242,347

$
-

$
179,669,936

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 27, 2011

* Print the name and title of each signing officer under his or her signature.